For the following funds with prospectuses dated
June 1, 2020 – March 1, 2021 (as supplemented to date)

AMCAP Fund® (AMCAP)
American Balanced Fund® (AMBAL)

American Funds Developing World Growth and Income FundSM (DWGI)
American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund® (AFMF)

American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)
American Funds U.S. Government Money Market FundSM (MMF)

American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Washington Mutual Investors FundSM (WMIF)

Changes apply to all funds unless otherwise noted below.

1. The paragraph referencing “Central Funds” in the “Investment objective(s), strategies and risks” section of the prospectus for each of the funds listed above (other than AMCAP and MMF) is amended to read as follows:

The fund may invest in other funds managed by the investment adviser or its affiliates to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities (“Central Funds”). Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

2. The row referencing “Matthews Cherian” in table under the heading “Portfolio managers” in the “Management” section of the Fundamental Investors prospectus is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mathews Cherian Senior Vice President	5 years	Partner – Capital World Investors

3. The row referencing “Matthews Cherian” in the table under the heading “The Capital SystemSM” in the “Management and organization” section of the Fundamental Investors prospectus is amended to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Mathews Cherian	Investment professional for 24 years in total; 17 years with Capital Research and Management Company or affiliate	5 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager

4. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the American Funds Global Balanced Fund prospectus:

Robert H. Neithart will no longer manage money in the fund.

5. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the American Mutual Fund prospectus:

Dylan Yolles will no longer manage money in the fund.

6. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the Capital World Growth and Income Fund prospectus:

Alex Sheynkman will no longer manage money in the fund.

7. The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the SMALLCAP World Fund prospectus:

Dylan Yolles will no longer manage money in the fund.

8. The table which lists recordkeepers in the “Other compensation to dealers” section of the prospectus for each of the following funds is amended to read as set forth in the table below:

• AMBAL	• EMBF	• ILBF	• SBF
• BFA	• FI	• MSI	• WBF
• DWGI	• ICA	• NEF	• WGI

Empower (Great West Life & Annuity Insurance Company)	MML Investors Services
John Hancock	Transamerica

9. The information under “Ameriprise Financial” in the “Appendix – Sales charge waivers” section of the prospectus is amended to read as follows:

Class A shares front-end sales charge waivers available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective May 24, 2021, shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

•	Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)
•	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply
•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
•	Purchases of Class 529-A shares through a rollover from another 529 plan
•	Purchases of Class 529 shares made for recontribution of refunded amounts

10. The following information is removed from the “Appendix – Sales charge waivers” section of the AMCAP Fund prospectus:

JP Morgan Securities

Effective June 1, 2021, investors purchasing through JP Morgan Securities, LLC may invest in Class 529-A and ABLE-A shares at net asset value.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-475-0521P CGD/AFD/10039-S83235

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	JULIE E. LAWTON
JULIE E. LAWTON
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement May 1, 2021

For the following funds with statements of additional information dated June 1, 2020 – March 1, 2021
(each as supplemented to date):

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM

American Funds Mortgage Fund®

American Funds Multi-Sector Income FundSM

American Funds Short-Term Tax-Exempt Bond Fund®
American Funds Strategic Bond FundSM
American Funds Tax-Exempt Fund of New York®
American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®
Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®
The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund, ® Inc.

Short-Term Bond Fund of America®

SMALLCAP World Fund®
The Tax-Exempt Bond Fund of America®
The Tax-Exempt Fund of California®

U.S. Government Securities Fund®
Washington Mutual Investors FundSM

Changes apply to all funds unless otherwise noted.

1. The following is added to the section titled “Description of certain securities, investment techniques and risks” of the statement of additional information:

Affiliated investment companies — The fund may purchase shares of another investment company managed by the investment adviser or its affiliates. The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations.

2. The third paragraph under the header “Compensation of investment professionals” in the “Management of the fund” section of the American Balanced Fund statement of additional information is amended to read as follows:

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one , three , five and eight year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: S&P 500 Index, Bloomberg Barclays U.S. Aggregate Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize the benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

3. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the American Funds Global Balanced Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Alfonso Barroso	Over $1,000,000	4	$198.1	3	$0.77	None
Bradford F. Freer	$500,001 – $1,000,000	5	$109.3	1	$0.35	None
Thomas H. Høgh	$100,001 – $500,000	3	$16.4	4	$2.75	None
Winnie Kwan	$100,001 – $500,000	4	$143.0	2	$0.57	None
David M. Riley	$500,001 – $1,000,000	4	$190.4	4	$0.99	None
Andrew A. Cormack	$100,001 – $500,000	2	$16.0	None		None

4. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the American Mutual Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
William L. Robbins	Over $1,000,000	20	$90.0	2	$1.01	1,349	$16.20
James Terrile	Over $1,000,000	3	$174.2	5	$1.41	None
Joyce E. Gordon	Over $1,000,000	5	$390.0	6	$1.84	None
Grant L. Cambridge	$500,001 – $1,000,000	3	$189.9	5	$2.47	147	$9.04
Charles E. Ellwein	Over $1,000,000	1	$33.7	1	$0.31	None
Cheryl E. Frank	Over $1,000,000	3	$71.4	3	$0.65	78	$10.04
James B. Lovelace	Over $1,000,000	3	$197.2	4	$1.28	None
Bradley J. Vogt	Over $1,000,000	5	$273.8	3	$5.38	None

5. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital World Growth and Income Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Sung Lee	Over $1,000,000	3	$193.7	3	$2.46	None
Michael Cohen	$100,001 – $500,000	2	$20.3	10	$5.86	27[4]	$9.76
Alfonso Barroso	Over $1,000,000	4	$135.1	3	$0.85	None
Jeremy Burge	$100,001 - $500,000	None		3	$8.74	None
Leo Hee	$100,001 - $500,000	2	$78.9	4	$8.88	None
Jin Lee	$500,001 - $1,000,000	2	$161.2	3	$1.25	None
David M. Riley	$500,001 - $1,000,000	4	$126.4	4	$1.12	None
Lara Pellini	$100,001 – $500,000	1	$182.2	3	$2.46	None

6. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the SMALLCAP World Fund statement of additional information is amended to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Brady L. Enright	Over $1,000,000	3	$338.8	4	$10.52	None
Julian N. Abdey	Over $1,000,000	1	$103.3	1	$0.25	None
Jonathan Knowles	$100,001 – $500,000	5	$332.0	4	$11.73	None
Gregory W. Wendt	Over $1,000,000	2	$76.8	2	$0.33	None
Peter Eliot	Over $1,000,000	1	$27.3	None		None
Bradford F. Freer	$500,001 – $1,000,000	5	$76.0	1	$0.36	None
Leo Hee	$100,001 – $500,000	2	$114.3	4	$7.85	None
Roz Hongsaranagon	$100,001 – $500,000	None		None		None
Harold H. La	$500,001 – $1,000,000	2	$31.3	2	$0.26	None
Dimitrije Mitrinovic	Over $1,000,000	None		None		None

Aidan O’Connell	Over $1,000,000	2	$76.8	2	$0.33	None
Samir Parekh	$100,001 – $500,000	None		None		None
Andraz Razen	$100,001 – $500,000	3	$370.2	3	$11.25	None
Renaud H. Samyn	$500,001 – $1,000,000	1	$9.1	None		None
Michael Beckwith	Over $1,000,000	1	$4.5	None		None
Arun Swaminathan	$100,001 – $500,000	None		None		None

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-474-0521O CGD/10149-S83234